Submission	Jun. 02, 2026
Submission [Line Items]
Central Index Key	0001422183
Registrant Name	FS KKR Capital Corp
Registration File Number	333-282226
Form Type	N-2
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES